LOANS PAYABLE (Tables)	12 Months Ended
Nov. 30, 2019
Loan Payable [Abstract]
Schedule of loans payable balances and transactions

A summary of loans payable balances and transactions is as follows:

	Related party	Third party	Credit Facility	Bank Loan	Total
	$	$	$	$	$
Balance, November 30, 2017	291,368	2,000	750,000	-	1,043,368
Advance	37,582	167,500	-	-	205,082
Repayment - cash	(50,500)	(27,500)	-	-	(78,000)
Repayment - shares	(106,247)	(130,000)	-	-	(236,247)

Balance, November 30, 2018	172,203	12,000	750,000	-	934,203
Advance	-	150,000	-	662,933	812,933
Repayment - cash	(172,203)	(137,000)	-	-	(309,203)

Balance, November 30, 2019	-	25,000	750,000	662,933	1,437,933